Note 9 - Equity Method Investments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
9.
Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % December 31, 2020	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	-	49%	July 8, 2013
Horton Maritime Co.	-	49%	June 26, 2013
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

During the year ended
December 31, 2020
the Company received, in the form of a special dividend,
$3,700,
in aggregate from Steadman Maritime Co., Geyer Maritime Co., Smales Maritime Co. and Goodway Maritime Co. During the year ended
December 31, 2019,
Costamare Ventures contributed
$55
to the equity of Marchant Maritime Co. and received
$2,340
in aggregate, in the form of a special dividend from Horton Maritime Co. and Steadman Maritime Co. During the year ended
December 31, 2019,
Smales Maritime Co. sold its vessel
Elafonisos
and during the same period Costamare Ventures received the amount of
$2,940
in the form of a special dividend.

During the year ended
December 31, 2020
the Company received in the form of a special dividend,
$44,185
in aggregate, from Kemp Maritime Co., Hyde Maritime Co., Ainsley Maritime Co., Ambrose Maritime Co. and Skerrett Maritime Co. During the year ended
December 31, 2019,
the Company received in the form of a special dividend,
$13,378
in aggregate, from Kemp Maritime Co. and Hyde Maritime Co.,
$8,149
in aggregate, from Ainsley Maritime Co. and Ambrose Maritime Co.,
$1,372
from Skerrett Maritime Co. and
$1,470
from Geyer Maritime Co.
During the year ended
December 31, 2020,
the Company received the amount of
$1,764
in aggregate, in the form of a special dividend, from Platt Maritime Co. and Sykes Maritime Co. During the year ended
December 31, 2019,
the Company received the amount of
$1,176
in aggregate, in the form of a special dividend, from Platt Maritime Co. and Sykes Maritime Co.

On
November 12, 2018,
Costamare entered into a share purchase agreement (the “Share Purchase Agreement”) to acquire the ownership interest held by York in five
jointly-owned companies, namely Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., which had been formed pursuant to the Framework Deed. In connection with this agreement, the Company registered for resale by York up to
7.6
million shares of its common stock. Costamare could elect at any time within six
months from
February 8, 2019,
the effective date of the registration statement on Form F-
3/A
filed with the SEC on
December 19, 2018,
to pay a portion of the consideration under the Share Purchase Agreement in Costamare common stock. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company (excluding cash and cash equivalents, the value of the fixed assets and the financing arrangements) was an excess amount of
$5,171.
Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”; thus the
40%
investment previously held by the Company was carried over at cost, whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels (Note
6
) and related time charters (Note
12
)) other than non-qualifying assets.

On
July 17, 2019,
the Company
elected to pay part of the previously agreed deferred price for the acquisition of the
60%
equity interest of York in
five
2016
-built,
14,000
TEU containerships with newly issued shares of the Company's common stock. On
July 25, 2019,
2,883,015
shares of common stock were issued in order to pay an amount of
$15,130,
representing part of the deferred price. The remaining deferred price due to York was fully paid in cash on
May 12, 2020,
in accordance with the terms of the Share Purchase Agreement.

For the years ended
December 31, 2018,
2019
and
2020,
the Company recorded net income of
$12,051,
$11,369
and
$16,195,
respectively, from equity method investments, which is separately reflected as Income from equity method investments in the accompanying consolidated statements of operations.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2019	December 31, 2020
Current assets	$49,787	$46,006
Non-current assets	531,448	516,171
Total assets	$581,235	$562,177

Current liabilities	$94,879	$30,148
Non-current liabilities	220,323	346,994
Total liabilities	$315,202	$377,142

	For the years ended December 31,
	2018	2019	2020
Voyage revenue	$148,614	$85,954	$96,533
Net income	$29,628	$28,040	$39,433